Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flow from (used in) operating activities:
Net income (loss)	$ 74,959	$ (39,561)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	158	3,751
Gain on foreign currency remeasurement	(1,484)	(16,163)
Loss on short-term investments	76	155
Deferred taxes	21,110	(26,716)
Working capital adjustments:
Accounts receivable	(6,847)	703
Prepaid expenses, other current and non-current assets	1,090	(1,391)
Accounts payable, accrued expenses and other payables	(3,381)	1,033
Contract liabilities	(382)	(80)
Income tax payable	15	0
Loss contingency	(95,250)	141,750
Other current and non-current liabilities	1,055	8,215
Net cash flows from (used in) operating activities	(8,881)	71,696
Cash flow from (used in) investing activities:
Purchases of intangible assets	0	(3)
Purchases of property and equipment	(173)	(164)
Disposals of property and equipment		27
Issuance of note receivable	(1,086)	0
Purchases of short-term investments	(47,465)	(366,449)
Sales of short-term investments	75,633	366,293
Net cash flows from (used in) investing activities	26,909	(296)
Cash flow from (used in) financing activities:
Net cash flows from (used in) financing activities:	0	0
Net foreign exchange difference on cash and cash equivalents	(1,444)	(2,992)
Net decrease in cash and cash equivalents	16,584	68,408
Cash and cash equivalents at beginning of period	217,352	242,060
Cash and cash equivalents at end of period	233,936	310,468
Cash paid during year for:
Interest	0	0
Income taxes	$ 20	$ 11,415